NET EARNINGS PER SHARE (Tables)	12 Months Ended
Sep. 27, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
A reconciliation of the numerator and denominator used in the calculation of basic and diluted net income per common share is as follows:

	Fiscal Year
(In millions, except per share amounts)	2019	2018	2017
Net earnings attributable to Varex	$15.5	$27.5	$51.6
Weighted average shares outstanding - basic	38.2	37.9	37.6
Dilutive effect of potential common shares	0.4	0.5	0.4
Weighted average shares outstanding - diluted	38.6	38.4	38
Net earnings per share attributable to Varex - basic	$0.41	$0.73	$1.37
Net earnings per share attributable to Varex - diluted	$0.40	$0.72	$1.36
Anti-dilutive employee shared based awards, excluded	1.9	1.2	1.0